SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS AND LIABILITIES (Details) - USD ($)	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred tax assets
Tax loss carry forwards	$ 306,453	$ 315,440	$ 356,735
Allowance for credit loss	210,221	4,668
Unrealized foreign exchange (gain)/loss	11,683	29,384
Operating lease liabilities	210,818	220,410	274,292
Total deferred tax assets, gross	739,175	569,902	631,027
Less: Valuation allowance	(535,646)	(349,492)	(356,735)
Total deferred tax assets, net of valuation allowance	203,529	220,410	274,292
Net off against deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net deferred tax assets
Deferred tax liabilities
Operating lease right-of-use assets	(203,529)	(220,410)	(274,292)
Total deferred tax liabilities	(203,529)	(220,410)	(274,292)
Net off against deferred tax assets	203,529	220,410	274,292
Net deferred tax liabilities